Financial risk management - Schedule Of Items Exposed To Interest Rate Risk And Repricing Gap (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Cash and due from banks	S/ 14,035,949	S/ 12,615,226
Inter-bank funds	40,006	220,060
Investments at amortized cost	70,078,996	67,579,297
Loans, net	50,770,150	49,229,448
Total assets	99,097,427	95,503,781
Financial liabilities
Deposits and obligations	56,027,630	53,768,028
Inter-bank funds	55,019
Due to banks and correspondents	7,166,014	7,562,057
Bonds, notes and other obligations	5,590,408	6,075,433
Other liabilities	4,585,800	4,445,532
Equity	12,421,844	10,978,595	S/ 10,008,101	S/ 9,426,227
Total liabilities and equity	99,097,427	95,503,781
Off- balance sheet accounts
Derivatives held as assets	12,348	70,455
Derivatives held as liabilities	138,270	15,187
Mining rights [member]
Financial assets
Cash and due from banks	14,035,949	12,615,226
Inter-bank funds	40,006	220,060
Investments at fair value through other comprehensive income	22,218,800	21,183,160
Investments at amortized cost	3,989,015	3,898,198
Loans, net	50,770,150	49,229,448
Other assets	5,968,986	6,508,376
Total assets	97,022,906	93,654,468
Financial liabilities
Deposits and obligations	56,027,630	53,768,028
Inter-bank funds	55,019
Due to banks and correspondents	7,166,014	7,562,057
Bonds, notes and other obligations	5,590,408	6,075,433
Insurance and reinsurance contract liabilities	13,063,254	12,524,320
Other liabilities	4,704,444	4,447,094
Equity	12,421,844	10,978,595
Total liabilities and equity	99,028,613	95,355,527
Off- balance sheet accounts
Derivatives held as assets	2,018,800	2,334,880
Derivatives held as liabilities	2,018,800	2,334,880
Marginal gap	(2,005,707)	(1,701,059)
Up to 1 month [member] | Mining rights [member]
Financial assets
Cash and due from banks	10,825,339	8,575,399
Inter-bank funds	40,006	220,060
Investments at fair value through other comprehensive income	933,604	894,402
Investments at amortized cost	57,847	61,382
Loans, net	4,491,049	4,082,359
Other assets	380,019	852,858
Total assets	16,727,864	14,686,460
Financial liabilities
Deposits and obligations	36,179,084	34,089,992
Inter-bank funds	55,019
Due to banks and correspondents	1,102,456	2,055,726
Bonds, notes and other obligations	229,334	251,845
Insurance and reinsurance contract liabilities	48,895	47,878
Other liabilities	362,658	952,940
Total liabilities and equity	37,977,446	37,398,381
Off- balance sheet accounts
Derivatives held as assets		75,280
Derivatives held as liabilities		75,280
Marginal gap	(21,249,582)	(22,711,921)
Cumulative gap	(21,249,582)	(22,711,921)
From 1 to 3 months [member] | Mining rights [member]
Financial assets
Cash and due from banks	8,000	17,936
Investments at fair value through other comprehensive income	1,209,375	1,245,519
Investments at amortized cost	109,974	101,450
Loans, net	6,265,940	5,328,773
Other assets	329,598	152,093
Total assets	7,922,887	6,845,771
Financial liabilities
Deposits and obligations	6,135,106	5,181,622
Due to banks and correspondents	1,667,301	772,527
Bonds, notes and other obligations	1,703	1,680
Insurance and reinsurance contract liabilities	135,358	99,710
Other liabilities	339,515	104,144
Total liabilities and equity	8,278,983	6,159,683
Off- balance sheet accounts
Derivatives held as assets	336,300
Net Derivative Financial Assets And Liabilities Held For Hedging	336,300
Marginal gap	(19,796)	686,088
Cumulative gap	(21,269,378)	(22,025,833)
From 3 months to 1 year [member] | Mining rights [member]
Financial assets
Cash and due from banks	5,700	11
Investments at fair value through other comprehensive income	2,122,067	768,069
Investments at amortized cost	451,184	12,131
Loans, net	12,354,108	13,689,207
Other assets	111,680	97,488
Total assets	15,044,739	14,566,906
Financial liabilities
Deposits and obligations	5,567,137	6,435,281
Due to banks and correspondents	2,548,362	1,398,001
Bonds, notes and other obligations	1,893,027	1,490,591
Insurance and reinsurance contract liabilities	445,243	464,997
Other liabilities	189,550	88,873
Total liabilities and equity	10,643,319	9,877,743
Off- balance sheet accounts
Derivatives held as assets	1,008,900	1,505,600
Derivatives held as liabilities	1,008,900	1,505,600
Marginal gap	4,401,420	4,689,163
Cumulative gap	(16,867,958)	(17,336,670)
From 1 to 5 years [member] | Mining rights [member]
Financial assets
Investments at fair value through other comprehensive income	3,036,679	5,473,331
Investments at amortized cost	332,983	752,424
Loans, net	20,584,227	19,835,684
Other assets	152,671	371,874
Total assets	24,106,560	26,433,313
Financial liabilities
Deposits and obligations	353,772	413,041
Due to banks and correspondents	536,995	1,944,760
Bonds, notes and other obligations	3,126,381	4,005,402
Insurance and reinsurance contract liabilities	2,463,739	2,486,668
Other liabilities	159,869	160,189
Total liabilities and equity	6,640,756	9,010,060
Off- balance sheet accounts
Derivatives held as assets	673,600	754,000
Derivatives held as liabilities	1,009,900	754,000
Net Derivative Financial Assets And Liabilities Held For Hedging	(336,300)
Marginal gap	17,129,504	17,423,253
Cumulative gap	261,546	86,583
More than 5 years [member] | Mining rights [member]
Financial assets
Investments at fair value through other comprehensive income	14,360,926	12,343,571
Investments at amortized cost	3,037,027	2,970,811
Loans, net	7,307,132	6,589,089
Other assets	9,482	(6,718)
Total assets	24,695,603	21,896,753
Financial liabilities
Deposits and obligations	32,855	33,499
Due to banks and correspondents	1,310,900	1,391,043
Bonds, notes and other obligations	339,963	325,915
Insurance and reinsurance contract liabilities	9,658,216	9,203,598
Other liabilities	2,142,201	1,312,693
Total liabilities and equity	13,484,135	12,266,748
Off- balance sheet accounts
Marginal gap	11,211,468	9,630,005
Cumulative gap	11,473,014	9,716,588
Non-interest bearing [member] | Mining rights [member]
Financial assets
Cash and due from banks	3,196,910	4,021,880
Investments at fair value through other comprehensive income	556,149	458,268
Loans, net	232,306	(295,664)
Other assets	5,004,500	5,040,781
Total assets	8,525,253	9,225,265
Financial liabilities
Deposits and obligations	7,759,676	7,614,593
Insurance and reinsurance contract liabilities	311,803	221,469
Other liabilities	1,510,651	1,828,255
Equity	12,421,844	10,978,595
Total liabilities and equity	22,003,974	20,642,912
Off- balance sheet accounts
Marginal gap	(13,478,721)	(11,417,647)
Cumulative gap	S/ (2,005,707)	S/ (1,701,059)